FEDERAL AND STATE INCOME TAXES	10 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
FEDERAL AND STATE INCOME TAXES

NOTE 8 FEDERAL AND STATE INCOME TAXES

The provision (benefit) for income taxes at December 31, 2017, and February 28, 2017 consisted of:

	December 31, 2017	February 28, 2017

State income tax:
Current, net of refund	$1,670	$2,004
Federal income (benefit) tax:
Deferred	(47,327)	(40,689)
Current	448,220	(203,015)
Total	$402,563	$(241,700)

The reconciliation of income taxes shown in the financial statements and amounts computed by applying the Federal expected tax rate of 34% is as follows:

	December 31, 2017	February 28, 2017

Income (loss) before tax	$1,307,520	$(776,699)
Computed expected tax (benefit)	$444,557	$(264,078)
State income and franchise tax/(refund)	1,670	1,323
Reduction in deferred tax from change in tax rate	(13,420)	—
Other	(30,244)	21,055
Provision (benefit) for taxes	$402,563	$(241,700)

The components of deferred tax liabilities at December 31, 2017, and February 28, 2017, respectively, are as follows:

	December 31, 2017	February 28, 2017

Deferred compensation cost	$33,987	$49,228
Depreciation and amortization	(69,550)	(156,596)
Allowance for bad debts and other	13,888	24,946
Deferred tax liabilities	$(21,675)	$(82,422)

New Tax Legislation

On December 22, 2017, the President of the United States (“U.S.”) signed into law the Tax Cuts and Jobs Act tax reform legislation.  This legislation makes significant change in U.S tax law including a reduction in the corporate tax rates, changes to net operating loss carryforwards and carrybacks, and a repeal of the corporate alternative minimum tax.  The legislation reduced the highest U.S corporate tax rate from the current rate of 35% to 21%, effective January 1, 2018.  As a result of the enacted law, the Company was required to revalue deferred tax assets and liabilities at the enacted rate.  This revaluation resulted in an additional benefit of $13,420 included in income tax expense and corresponding reduction in the net deferred tax liabilities.  The other provisions of the Tax Cuts and Jobs Act did not have a material impact on the 2017 financial statements.